INVENTORIES - Disclosure of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished goods - dore	$ 3,529	$ 5,561
Work-in-process	7,542	9,176
Stockpile	5,055	4,825
Silver coins and bullion	8,360	8,001
Materials and supplies	39,204	37,198
Total current inventories	$ 63,690	$ 64,761